Form 13F Report for the Calendar Year or Quarter Ended:                6/30/2002

Check here if Amendment [  ]; Amendment Number:       ____
    This Amendment (check only one):                  [  ] is a restatement
                                                      [  ] adds new holdings
                                                           entries

Institutional Investment Manager Filing this Report:

Name:       Horizon Bancorp
Address:  515 Franklin Square

                    Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James Foglesong
Title:       Chief Financial Officer

Phone:  219-873-2608


Signature, Place, and Date of Signing:

/s/ James Foglesong, Chief Financial Officer          Michigan City, IN
--------------------------------------------          -----------------
                                                      Place

7/2/2002
--------
Date

Report Type (check only one):

[ X ] 13F Holdings Report

[  ] 13F Notice

[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:    Horizon Trust & Investment
                                                      Management

Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                      107

Form 13F Information Table Value Total:                              $66,704,907


List of Other Included Managers:           Horizon Trust & Investment Management



          Name of Issuer (1)               Type (2)         Cusip (3)    Market (4)     Shares/PV (5)
          ------------------               --------         ---------    ----------     -------------

AOL Time Warner                         Equity            00184A105           534,150             36312
A T & T                                 Equity            1957109             120,129             11227
Abbott Laboratories                     Equity            2824100           1,476,859             39226
ADR Abbey Natl PLC 7.25% Pfd            Preferred Stock   2920502             231,380              9200

Agere Systems Inc - Cl B                Equity            00845V209            15,128             10085
Alcoa Inc Com Stk                       Equity            13817101            321,224              9690

America Movil - ADR Series L            Equity            02364W105           404,680             30200
American Express Company                Equity            25816109            362,946              9993
American International Group Inc        Equity            26874107          1,325,845             19432
Amgen Inc                               Equity            31162100            619,028             14781
Amkor Technology, Inc.                  Equity            31652100             80,238             12900
Anadarko Petroleum Corp                 Equity            32511107            320,204              6495
Avery Dennison Corp                     Equity            53611109            201,428              3210
BP Amoco PLC, ADR's                     Equity            55622104          1,999,202             39596
Bellsouth Corp                          Equity            79860102          1,177,376             37377
Berkshire Hathaway Inc Del Cl A         Equity            84670108            467,600                 7
Berkshire Hathaway, Inc. Cl B           Equity            84670207            728,284               326
Best Buy Inc                            Equity            86516101            237,402              6540
Bluegreen Corp                          Equity            96231105            268,065             77700
Boeing Company                          Equity            97023105            431,010              9578
Bristol Myers Squibb CO.                Equity            110122108           567,687             22089

Burlington Northern/Santa Fe            Equity            12189T104           200,160              6672

Cardinal Health Inc                     Equity            14149Y108           447,433              7286
Carnival Corp                           Equity            143658102           334,329             12074
Cendant Corp.                           Equity            151313103           393,189             24760

Cisco Systems Inc                       Equity            17275R102         1,485,773            106507
Citigroup, Inc.                         Equity            172967101         1,150,526             29691

Citizens Communications CO              Equity            17453B101            91,927             10996
Coca-Cola Company                       Equity            191216100         1,277,864             22819
Comverse Tech Inc                       Equity            205862402           217,221             23458
Concord Efs, Inc.                       Equity            206197105           537,999             17850
Continental Airlines Cl B               Equity            210795308           347,160             22000
Corning Inc Com                         Equity            219350105           173,304             48818
Cytyc                                   Equity            232946103           327,660             43000





                                     -----------------------------------------------------------------------------------------------
                                            Investment Direction (6)                                        Voting Authority (8)
                                     ------------------------------------                        -----------------------------------
                                       Sole       Shared        None       Other Managers (7)      Sole      Shared       Other
                                     ------------------------------------  ------------------    -----------------------------------

AOL Time Warner                           11567       23435         1310     Not Applicable            7105          0        29207
A T & T                                    3000        4574         3653                               1050          0        10177
Abbott Laboratories                       20550       15721         2955                               6200          0        33026
ADR Abbey Natl PLC 7.25% Pfd                800        5200         3200                                  0          0         9200

Agere Systems Inc - Cl B                     30        9304          751                                858         39         9188
Alcoa Inc Com Stk                          3895        5025          770                                875          0         8815

America Movil - ADR Series L                  0           0        30200                              30000          0          200
American Express Company                      0        9388          605                                  0          0         9993
American International Group Inc           5866       11692         1874                               1500          0        17932
Amgen Inc                                  5386        8795          600                               2050          0        12731
Amkor Technology, Inc.                     4300        8600            0                               2700          0        10200
Anadarko Petroleum Corp                    3050        3260          185                                650          0         5845
Avery Dennison Corp                        1450        1760            0                                  0          0         3210
BP Amoco PLC, ADR's                       19868       17056         2672                               3000          0        36596
Bellsouth Corp                            17775       15994         3608                               8725          0        28652
Berkshire Hathaway Inc Del Cl A               0           6            1                                  1          0            6
Berkshire Hathaway, Inc. Cl B                51         262           13                                  3          0          323
Best Buy Inc                               3315        2475          750                                735          0         5805
Bluegreen Corp                                0           0        77700                                  0          0        77700
Boeing Company                             4150        4218         1210                                300          0         9278
Bristol Myers Squibb CO.                   6445       11464         4180                               3700        100        18289

Burlington Northern/Santa Fe                110        3562         3000                                  0          0         6672

Cardinal Health Inc                        2875        3911          500                               1150        100         6036
Carnival Corp                              2429        9585           60                                920          0        11154
Cendant Corp.                             11010       13350          400                               5750          0        19010

Cisco Systems Inc                         30568       71260         4679                              16060        300        90147
Citigroup, Inc.                           12775       14123         2793                               6497          0        23194

Citizens Communications CO                 2514           0         8482                                  0          0        10996
Coca-Cola Company                          5185       13852         3782                               1750        150        20919
Comverse Tech Inc                         11598       11860            0                               3200          0        20258
Concord Efs, Inc.                          8550        9300            0                               1850          0        16000
Continental Airlines Cl B                     0           0        22000                              22000          0            0
Corning Inc Com                           18984       29284          550                               5700         75        43043
Cytyc                                         0           0        43000                              43000          0            0




          Name of Issuer (1)               Type (2)         Cusip (3)    Market (4)     Shares/PV (5)
          ------------------               --------         ---------    ----------     -------------

DNP Select Income Fund Inc.             Equity            23325P104         2,714,253            266626
DELL Computer Corp                      Equity            247025109           681,679             26078
Disney                                  Equity            254687106           675,014             35715
Du Pont DE Nemours                      Equity            263534109           601,176             13540
EMC Corporation                         Equity            268648102           435,839             57727
Epoch Pharmaceuticals Inc               Equity            294273107            36,400             20000
Equifax Inc                             Equity            294429105           270,000             10000
Ericsson Lm Telecom CO                  Equity            294821400            68,047             47255

Exxon Mobil Corp                        Equity            30231G102         1,880,274             45950
Federal-Mogul Corporation               Equity            313549107            14,060             20000

Fedex Corporation                       Equity            31428X106           354,042              6630
Fifth Third Bancorp                     Equity            316773100           520,070              7803
Furrs Bishops Inc                       Equity            361115603            25,625             12500
The Gap Inc                             Equity            364760108           255,955             18025
General Electric Company                Equity            369604103         2,648,053             91155
Harley-Davidson                         Equity            412822108           538,950             10512
Home Depot Incorporated                 Equity            437076102           219,756              5983
Honeywell International Inc             Equity            438516106           211,768              6011
Illinois Tool Works Inc                 Equity            452308109           487,321              7135
Intel Corp                              Equity            458140100         1,861,147            101869
International Business Machines Corp    Equity            459200101           501,624              6967
Johnson & Johnson                       Equity            478160104         1,249,014             23900
Kimberly Clark                          Equity            494368103         1,218,610             19655
Eli Lilly & Company                     Equity            532457108           298,469              5292
The Limited Inc.                        Equity            532716107           212,595              9981

Lincoln National Cap 7.40% Pfd          Preferred Stock   53417P209           210,420              8400
Lincoln National Corporation            Equity            534187109           312,060              7430
Linear Technology Corp                  Equity            535678106           287,585              9150
Lowes Companies Inc                     Equity            548661107         1,242,507             27368
Lucent Technologies Inc                 Equity            549463107            81,469             49078
MBNA Corporation                        Equity            55262L100         2,360,041             71365
Malaysia Fund                           Equity            560905101            85,800             20000
Marsh & McLennan CO                     Equity            571748102           226,141              2341
Masco Corp                              Equity            574599106           229,080              8450
Mc Donalds Corp                         Equity            580135101           285,866             10048
Medtronic Inc                           Equity            585055106           436,684             10191
Merck & CO., Inc                        Equity            589331107         1,265,342             24987
Microsoft Corporation                   Equity            594918104         2,226,673             40707






                                     -----------------------------------------------------------------------------------------------
                                            Investment Direction (6)                                        Voting Authority (8)
                                     ------------------------------------                        -----------------------------------
                                       Sole       Shared        None       Other Managers (7)      Sole      Shared       Other
                                     ------------------------------------  ------------------    -----------------------------------

DNP Select Income Fund Inc.               83405      165466        17755                              45342        335       220949
DELL Computer Corp                         7838       17770          470                               2705        600        22773
Disney                                    11830       22450         1435                               3392          0        32323
Du Pont DE Nemours                         7201        5540          799                               2834        100        10606
EMC Corporation                           14955       41400         1372                               9075         50        48602
Epoch Pharmaceuticals Inc                     0           0        20000                                  0          0        20000
Equifax Inc                                   0       10000            0                                  0          0        10000
Ericsson Lm Telecom CO                     8000       38840          415                              12900          0        34355

Exxon Mobil Corp                          13886       28053         4011                               2810          0        43140
Federal-Mogul Corporation                     0           0        20000                                  0          0        20000

Fedex Corporation                          2985        2895          750                                750          0         5880
Fifth Third Bancorp                         250        6253         1300                                  0          0         7803
Furrs Bishops Inc                             0           0        12500                                  0          0        12500
The Gap Inc                                6850       11175            0                               1100          0        16925
General Electric Company                  37641       44856         8658                              14470        100        76585
Harley-Davidson                            3807        6320          385                               1035          0         9477
Home Depot Incorporated                     950        4150          883                                400          0         5583
Honeywell International Inc                3625        2386            0                                650          0         5361
Illinois Tool Works Inc                     335        6300          500                                300        100         6735
Intel Corp                                21059       53065        27745                               9010        400        92459
International Business Machines Corp        895        5315          757                                700          0         6267
Johnson & Johnson                          8500       11500         3900                               3100          0        20800
Kimberly Clark                             7042        9304         3309                               3267          0        16388
Eli Lilly & Company                        1262        1290         2740                                650          0         4642
The Limited Inc.                           3661        5935          385                                200          0         9781

Lincoln National Cap 7.40% Pfd             6800        1600            0                               1400          0         7000
Lincoln National Corporation               1700        3600         2130                                  0          0         7430
Linear Technology Corp                     2950        6000          200                               2650        100         6400
Lowes Companies Inc                        8930       17688          750                               4550          0        22818
Lucent Technologies Inc                   11535       34676         2867                               5725        150        43203
MBNA Corporation                          30091       40068         1206                              11692        250        59423
Malaysia Fund                              4500           0        15500                                  0          0        20000
Marsh & McLennan CO                        1036        1305            0                                200          0         2141
Masco Corp                                 6900        1550            0                                  0          0         8450
Mc Donalds Corp                            1200        8008          840                               4200          0         5848
Medtronic Inc                              1950        6265         1976                                720          0         9471
Merck & CO., Inc                           6338       13833         4816                               3088         50        21849
Microsoft Corporation                      9946       21245         9516                               3335          0        37372







          Name of Issuer (1)               Type (2)         Cusip (3)    Market (4)     Shares/PV (5)
          ------------------               --------         ---------    ----------     -------------

Millenium Pharmaceuticals Inc           Equity            599902103           256,365             21100
Morgan Stanley Dean Witter & CO.        Equity            617446448           936,861             21747
Motorola Inc                            Equity            620076109           227,604             15600
NTN Communications Inc                  Equity            629410309            14,950             13000
Nanophase Technologies Corp             Equity            630079101           702,000            120000

Nisource Inc                            Equity            65473P105           336,597             15419
Nokia Corp ADR                          Equity            654902204         1,167,262             80612
Northern Trust Corp                     Equity            665859104         1,592,064             36134
Pepsico Inc                             Equity            713448108           345,112              7160
Pfizer Inc.                             Equity            717081103           782,110             22346
Philip Morris Companies, Inc            Equity            718154107         1,171,672             26824
Procter & Gamble CO                     Equity            742718109           216,374              2423
Royal Dutch Petroleum                   Equity            780257804           243,188              4400

SBC Communications                      Equity            78387G103         1,429,596             46872
Sara Lee Corp                           Equity            803111103           338,909             16420
Schering Plough Corporation             Equity            806605101           458,790             18650
Schlumberger Ltd                        Equity            806857108           566,184             12176
Charles Schwab Corp                     Equity            808513105           230,720             20600
Solectron Corp                          Equity            834182107           278,226             45240
Southwest Airlines CO                   Equity            844741108           244,178             15110
Sun Microsystems                        Equity            866810104           603,956            120550
Tellabs Inc                             Equity            879664100           227,633             36715
Teradyne Inc.                           Equity            880770102           505,039             21491
Teva Pharmaceutical Inds Ltd            Equity            881624209           235,400              3525
Texas Instruments Inc                   Equity            882508104           253,827             10710
Thai Fund, Inc.                         Equity            882904105            48,529             10414
Tyco International Ltd.                 Equity            902124106           434,617             32170
Ultralife Batteries Inc                 Equity            903899102            34,990             10000

Vectren Corp                            Equity            92240G101           369,096             14705

Verizon Communications                  Equity            92343V104           643,323             16023
Wal-Mart Stores Inc                     Equity            931142103           593,448             10788
Walgreen CO                             Equity            931422109         3,979,894            103026

Wellpoint Health Networks Inc Class A   Equity            94973H108           499,696              6422
Wells Fargo & CO New                    Equity            949746101           586,453             11715

Worldcom Inc - Worldcom Group           Equity            98157D106            46,425             55934
                                                                        --------------------------------
                                                                         $ 66,704,907         2,973,740
                                                                        ================================





                                     -----------------------------------------------------------------------------------------------
                                            Investment Direction (6)                                        Voting Authority (8)
                                     ------------------------------------                        -----------------------------------
                                       Sole       Shared        None       Other Managers (7)      Sole      Shared       Other
                                     ------------------------------------  ------------------    -----------------------------------

Millenium Pharmaceuticals Inc                 0        1100        20000                              20000          0         1100
Morgan Stanley Dean Witter & CO.           8580       13087           80                               3450          0        18297
Motorola Inc                               4500        6666         4434                               2043          0        13557
NTN Communications Inc                        0           0        13000                                  0          0        13000
Nanophase Technologies Corp                   0           0       120000                                  0          0       120000

Nisource Inc                                  0       15419            0                                  0          0        15419
Nokia Corp ADR                            28121       48266         4225                               8565        325        71722
Northern Trust Corp                        8114       18520         9500                               3250        300        32584
Pepsico Inc                                1550        3210         2400                               3050          0         4110
Pfizer Inc.                                4592       12819         4935                               1450        100        20796
Philip Morris Companies, Inc              12970       11025         2829                               1850          0        24974
Procter & Gamble CO                         600        1023          800                                623          0         1800
Royal Dutch Petroleum                      3500         600          300                                  0          0         4400

SBC Communications                        20936       19545         6391                               7592          0        39280
Sara Lee Corp                              9450        6770          200                               2850          0        13570
Schering Plough Corporation               11500        7150            0                               4000          0        14650
Schlumberger Ltd                           5143        6380          653                               1525          0        10651
Charles Schwab Corp                        9400       11100          100                               2550          0        18050
Solectron Corp                            18855       25695          690                               5385        150        39705
Southwest Airlines CO                      4162       10448          500                               6377          0         8733
Sun Microsystems                          36570       77860         6120                              12140        100       108310
Tellabs Inc                               12515       23740          460                               3650        100        32965
Teradyne Inc.                              7116       13925          450                               1805          0        19686
Teva Pharmaceutical Inds Ltd               1275        2250            0                                750          0         2775
Texas Instruments Inc                      2450        6700         1560                               2075          0         8635
Thai Fund, Inc.                               0           0        10414                                  0          0        10414
Tyco International Ltd.                    8545       21890         1735                               4500        100        27570
Ultralife Batteries Inc                       0           0        10000                                  0          0        10000

Vectren Corp                              11193        3512            0                               2997          0        11708

Verizon Communications                     7509        5435         3079                               1425          0        14598
Wal-Mart Stores Inc                        1575        8338          875                               1775          0         9013
Walgreen CO                               17408       77175         8443                               5550        100        97376

Wellpoint Health Networks Inc Class A      2222        4200            0                                670        100         5652
Wells Fargo & CO New                        100        9589         2026                               2204          0         9511

Worldcom Inc - Worldcom Group             11320       37205         7409                               5555        200        50179
                                     ------------------------------------                        -----------------------------------
                                        829,720   1,505,059      638,961                            449,235      4,574    2,519,931
                                     ====================================                        ===================================
